Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and six months ended June 30, 2023 and June 30, 2022, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Provision for income taxes	$9,629	$14,254	$23,902	$27,540